Retirement Plans (Schedule of Estimated Benefit Payments) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2016	$ 6,184
2017	6,630
2018	7,315
2019	7,978
2020	8,729
2021-2024	$ 55,676